Income taxes (Details Narrative) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Income Taxes
Operating Loss Carryforwards	$ 61,598,314
Research And Experimental Development Expenditures, Cumulative Carry-forwards	15,951,739	$ 18,830,851
Unclaimed Investment Tax Credits	$ 2,933,013	$ 3,508,087